NOTE 3 - BANK DEPOSITS (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Minimum
Debt Instrument, Interest Rate During Period	3.68%	0.45%
Debt Instrument, Term, Months	6
Maximum
Debt Instrument, Interest Rate During Period	6.60%	4.19%
Debt Instrument, Term, Months	12